INTANGIBLE ASSETS (Schedule of Annual Amortization Expenses) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Year ending December 31
2022	$ 1,378
2023	726
2024	497
Net book value	$ 2,601